Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 6,684,971		¥ 2,658,158	¥ 1,362,231
Design and development expenses	3,276,915		1,572,834	778,463
Depreciation and amortization expenses	333,097		214,312	255,544
Rental and related expenses	193,132		53,846	51,123
Travel and entertainment expenses	111,531		43,732	15,720
Others	236,615		48,970	24,689
Total	¥ 10,836,261	$ 1,571,110	¥ 4,591,852	¥ 2,487,770